Organizations and Principal Activities - Schedule of Consolidated Financial Statements (Details) - Subsidiaries [Member] ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Schedule of Consolidated Financial Statements [Line Items]
Cash and cash equivalents	¥ 3,989	$ 570	¥ 6,960
Other current assets	16,966	2,426	28,199
Total current assets	20,955	2,996	35,159
Property and equipment, net	6,240	892	5,665
Right-of-use assets, net	72,733	10,401	89,832
Other non-current assets	19,120	2,734	22,032
Total non-current assets	98,093	14,027	117,529
TOTAL ASSETS	119,048	17,023	152,688
Accounts payable	4,961	709	7,089
Lease liabilities, current	1,204	172	7,984
Other current liabilities	12,841	1,836	90,631
Total current liabilities	19,006	2,717	105,704
Lease liabilities, non-current	13,389	1,915	20,977
Other non-current liabilities	2,467	353	5,098
Total non-current liabilities	15,856	2,268	26,075
Total liabilities	¥ 34,862	$ 4,985	¥ 131,779